Condensed Consolidated Statements of Income (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Statements of Income [Abstract]
Interest income	$ 137,000	$ 182,000	$ 66,000